Fair Value Measurement	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Fair Value Measurement

21. FAIR VALUE MEASUREMENT

The following section describes the valuation methodologies the Company uses to measure assets and liabilities at fair value.

The Company uses quoted prices in active markets for identical assets to determine fair value where applicable. This pricing methodology applies to Level 1 investments such as bond funds. The fair value of the principal protected notes was determined by its present value utilizing rate of return as the market observable input and therefore, these are classified as Level 2 instruments. This is because there generally are no quoted prices in active markets for identical principal protected notes at the reporting date. Hence, in order to determine the fair value, the Company must use observable inputs other than quoted prices in active markets for identical or similar instruments, quoted prices for similar instruments in active markets, or other inputs that are observable.

For the years ended December 31, 2017 and 2018, none of the Company’s assets measured on a recurring basis was determined by using significant unobservable inputs.

The following table presents our assets measured at fair value on a recurring basis as of December 31, 2017 and 2018:

December 31, 2017

	Level 1	Level 2	Level 3	Total
	US$	US$	US$	US$
Assets
Short-term investments — trading securities	755	6,186	—	6,941

December 31, 2018

	Level 1	Level 2	Level 3	Total
	US$	US$	US$	US$
Assets
Short-term investments — trading securities	—	3,609	—	3,609